Shareholder Report, Holdings (Details) - C000263958 [Member]	Jan. 31, 2026
Tidewater, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
IHS Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Warrior Met Coal, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Carvana Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Lloyds Banking Group PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Alpha Metallurgical Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Valaris Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%